Business combinations (Tables)	12 Months Ended
Mar. 30, 2025
Disclosure of detailed information about business combination [abstract]
Schedule of Assets and Liabilities Assumed in Business Combination
The aggregate purchase consideration for the business combination is as follows:

$
Cash	16.4
Working capital adjustments	(0.5)
Total purchase consideration	15.9
Assets acquired and liabilities assumed have been recorded at the date of acquisition as follows:

$
Assets acquired
Trade receivables	7.2
Inventories	1.6
Prepaid expenses	0.1
Property, plant and equipment	2.6
Intangible assets
Customer list	3.5
Brand	1.0
Right-of-use assets	1.2
Goodwill	8.3
Accounts payable and accrued liabilities	(8.4)
Lease liability	(1.2)
Total assets acquired, net of liabilities assumed	15.9